Impaired Loans and Non Accrual Loans by Class (Details) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Total impaired loans, Recorded Investment		$ 16,888	[1]	$ 17,106	[2]
Total impaired loans, Unpaid Principal Balance		17,155	[1]	17,257	[2]
Impaired loans, Related Allowance		482	[1]	693	[2]
Total impaired loans, Nonaccrual Loans		6,404		5,433
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment		2,016	[1]	2,489	[2]
Impaired loans with valuation allowance, Unpaid Principal Balance		2,027	[1]	2,489	[2]
Impaired loans, Related Allowance		231	[1]	306	[2]
Impaired loans with valuation allowance, Nonaccrual Loans		381		672
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment		4,029	[1]	3,789	[2]
Impaired loans with valuation allowance, Unpaid Principal Balance		4,029	[1]	3,789	[2]
Impaired loans, Related Allowance		251	[1]	240	[2]
Impaired loans with valuation allowance, Nonaccrual Loans		313		171
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment		26	[1]	95	[2]
Impaired loans with valuation allowance, Unpaid Principal Balance		26	[1]	95	[2]
Impaired loans, Related Allowance		0	[1]	95	[2]
Impaired loans with valuation allowance, Nonaccrual Loans		26		95
Consumer: Home equity [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment	[2]			280
Impaired loans with valuation allowance, Unpaid Principal Balance	[2]			378
Impaired loans, Related Allowance	[2]			52
Impaired loans with valuation allowance, Nonaccrual Loans				179
Total impaired loans with valuation allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans with valuation allowance, Recorded Investment		6,071	[1]	6,653	[2]
Impaired loans with valuation allowance, Unpaid Principal Balance		6,082	[1]	6,751	[2]
Impaired loans, Related Allowance		482	[1]	693	[2]
Impaired loans with valuation allowance, Nonaccrual Loans		720		1,117
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment		3,097	[1]	3,960	[2]
Impaired loans without valuation allowance, Unpaid Principal Balance		3,156	[1]	4,013	[2]
Impaired loans, Related Allowance		0	[1]	0	[2]
Impaired loans without valuation allowance, Nonaccrual Loans		2,024		2,753
Real estate: Multi-family and commercial [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment		7,120	[1]	5,807	[2]
Impaired loans without valuation allowance, Unpaid Principal Balance		7,317	[1]	5,807	[2]
Impaired loans, Related Allowance		0	[1]	0	[2]
Impaired loans without valuation allowance, Nonaccrual Loans		3,169		885
Commercial business: Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment		308	[1]	512	[2]
Impaired loans without valuation allowance, Unpaid Principal Balance		308	[1]	512	[2]
Impaired loans, Related Allowance		0	[1]	0	[2]
Impaired loans without valuation allowance, Nonaccrual Loans		298		498
Consumer: Home equity [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment		292	[1]	174	[2]
Impaired loans without valuation allowance, Unpaid Principal Balance		292	[1]	174	[2]
Impaired loans, Related Allowance		0	[1]	0	[2]
Impaired loans without valuation allowance, Nonaccrual Loans		192		174
Consumer: Indirect automobile [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment	[1]	0		0
Impaired loans without valuation allowance, Unpaid Principal Balance	[1]	0		0
Impaired loans, Related Allowance	[1]	0		0
Impaired loans without valuation allowance, Nonaccrual Loans		1		6
Total impaired loans without valuation allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans without valuation allowance, Recorded Investment		10,817	[1]	10,453	[2]
Impaired loans without valuation allowance, Unpaid Principal Balance		11,073	[1]	10,506	[2]
Impaired loans, Related Allowance		0	[1]	0	[2]
Impaired loans without valuation allowance, Nonaccrual Loans		$ 5,684		$ 4,316

[1]	(1) Includes loans acquired with deteriorated credit quality from the Newport Federal Savings Bank ("Newport") merger and performing troubled debt restructurings. Some loans acquired with deteriorated credit quality have not been included as a result of sustained performance.
[2]	(1) Includes loans acquired with deteriorated credit quality from the Newport merger and performing troubled debt restructurings. Some loans acquired with deteriorated credit quality have not been included as a result of sustained performance.